SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Sales	$ 32,531	$ 37,107
Others
Disclosure of products and services [line items]
Sales	1,775	2,706
North America | Operating segments
Disclosure of products and services [line items]
Sales	6,443	6,783
Brazil | Operating segments
Disclosure of products and services [line items]
Sales	5,212	5,876
Europe | Operating segments
Disclosure of products and services [line items]
Sales	13,843	15,764
Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	4,762	5,448
Mining | Operating segments
Disclosure of products and services [line items]
Sales	496	530
Steel sales
Disclosure of products and services [line items]
Sales	28,739	32,442
Steel sales | Others
Disclosure of products and services [line items]
Sales	1,358	2,206
Steel sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	6,025	6,223
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	4,826	5,487
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	12,173	13,432
Steel sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	4,357	5,094
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales
Disclosure of products and services [line items]
Sales	1,742	2,226
Non-steel sales | Others
Disclosure of products and services [line items]
Sales	215	258
Non-steel sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	177	313
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	78	79
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	501	830
Non-steel sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	292	230
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	479	516
By-product sales
Disclosure of products and services [line items]
Sales	726	997
By-product sales | Others
Disclosure of products and services [line items]
Sales	76	82
By-product sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	42	48
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	83	82
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	501	761
By-product sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	24	24
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Other sales
Disclosure of products and services [line items]
Sales	1,324	1,442
Other sales | Others
Disclosure of products and services [line items]
Sales	126	160
Other sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	199	199
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	225	228
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	668	741
Other sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	89	100
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	$ 17	$ 14